Customers and Other Financing and Non-Financing Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Accounts Receivable and Other Receivables
As of June 30, 2021 and December 31, 2020, accounts receivable and other receivables were as follows:

A.	Customers

	June 30, 2021	December 31, 2020
Domestic customers, net	Ps. 46,434,445	Ps.	35,049,717
Export customers, net	51,500,114		33,332,696

Total customers	Ps. 97,934,559	Ps.	68,382,413

Summary of Other Accounts Receivable

B.	Other financial and non-financial accounts receivable

	June 30, 2021		December 31, 2020
Financial assets:
Sundry debtors (1)	Ps.	36,048,946	Ps.	28,076,118
Employees and officers		3,689,915		3,539,505

Total financial assets	Ps.	39,738,861	Ps.	31,615,623
Non-financial assets:
Taxes to be recovered and prepaid taxes		74,092,943		55,187,272
Special Tax on Production and Services		36,307,498		32,657,743
Other accounts receivable		2,342,931		1,944,413

Total non-financial assets:	Ps.	112,743,372	Ps.	89,789,428

(1)	Includes Ps. (138,785) and Ps. (197,215) of impairment, as of June 30, 2021 and December 31, 2020, respectively.